Equity	6 Months Ended
Dec. 31, 2021
Equity

4 Equity

a. Share capital

	31 December 2021	31 December 2021	30 June 2021	30 June 2021
	No.	$	No.	$
Fully paid ordinary shares	9,233,965,143	155,139,886	9,016,726,743	153,574,974

i. Movements in ordinary shares

	Number of shares	$
Balance at 1 July 2021	9,016,726,743	153,574,974
Issue of ordinary shares in respect of the acquisition of EasyDNA’s brand and assets on 19 July 2021	209,363,400	1,574,136
Issue of ordinary shares on exercise of performance rights on 3 Novem- ber 2021	7,875,000	-
Less: transaction costs arising on share issue	-	(9,224)
Balance at 31 December 2021	9,233,965,143	155,139,886

ii. Ordinary shares

Ordinary shares entitle the holder to participate in dividends, and to share in the proceeds of winding up the Company in proportion to the number of and amounts paid on the shares held.

On a show of hands every holder of ordinary shares present at a meeting in person or by proxy, is entitled to one vote, and upon a poll each share is entitled to one vote.

Ordinary shares have no par value and the Company does not have a limited amount of authorised capital.

On 13 August 2021, the Company completed the purchase of the business and assets relating to EasyDNA. Part of the purchase consideration was settled by the issuance of 209,363,400 ordinary shares to the EasyDNA vendors. The ordinary shares were converted to 348,939 American Depositary Receipts with a fair value of $1,574,136.

On 3 November 2021, the Company issued 7,875,000 ordinary shares on the vesting of performance rights pursuant the Company’s Long Term Incentive Plan.

Genetic Technologies Limited

Notes to the condensed consolidated financial statements

31 December 2021

4 Equity (continued)

iii. Unquoted securities - movement in performance rights, options and warrants

During the half-year ended 31 December 2021, the Company issued 83,937,500 unquoted performance rights to employees under the GTG Employee Share and Option Plan.

	Performance Rights	Options and warrants	Total
	Number	Number	$
Balance at 1 July 2021	203,937,500	1,000,932,828	10,314,324
Issue of performance rights	83,937,500	-	227,208
Reversal of forfeited/lapsed performance rights	(15,000,000)	-	-
Performance rights exercised	(7,875,000)	-	-
Reversal of forfeited/lapsed options	-	(22,000,000)	-
At 31 December 2021	265,000,000	978,932,828	10,541,532

b. Other reserves

	Share based payments	Foreign currency translation	Total
	$	$	$
Balance at 1 July 2021	10,314,324	718,955	11,033,279
Currency translation differences	-	7,078	7,078
Other comprehensive income for the period	-	7,078	7,078
Issue of performance rights	227,208	-	227,208
At 31 December 2021	10,541,532	726,033	11,267,565